GENERAL (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 05, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Nov. 19, 2013 USD ($) $ / shares shares	Dec. 23, 2014 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 ₪ / shares
Ordinary shares, par value (in NIS per share) | ₪ / shares										₪ 1	₪ 1
Deferred Income Tax Expense (Benefit)							$ 739	$ (1,971)	$ 926
Stock Issued During Period, Value, Stock Options Exercised								0	$ 3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total		$ 2,288					578	2,288
Insseco [Member]
Business Combination, Pro Forma Information, Earnings or Loss Before Tax of Acquiree since Acquisition Date, Actual							718
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total		4,385					718	4,385
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total		2,288						2,288
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable								$ 2,097
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							7,780
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							$ 578
Magic Software Enterprises Ltd [Member]
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership	$ 83,520
Sale of Stock, Number of Shares Issued in Transaction | shares	6,900,000
Sale of Stock, Price Per Share | $ / shares	$ 8.50
Sale of Stock, Consideration Received Per Transaction	$ 54,726
Sale of Stock, Percentage of Ownership before Transaction	51.60%
Sale of Stock, Percentage of Ownership after Transaction	45.00%
Deferred Income Tax Expense (Benefit)	$ 16,361
Sapiens [Member]
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership		$ 3,413		$ 3,413
Sale of Stock, Number of Shares Issued in Transaction | shares			6,497,400
Sale of Stock, Price Per Share | $ / shares			$ 6.25
Sale of Stock, Consideration Received Per Transaction			$ 37,791
Sale of Stock, Percentage of Ownership before Transaction			56.80%	50.20%	50.20%	50.20%
Sale of Stock, Percentage of Ownership after Transaction			48.60%	49.10%	49.10%	49.10%
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary or Equity Investee, Nonoperating Income, Total			$ 61,164	$ 56,369	$ 56,369
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions | shares				1,545,802
Payments to Acquire Equity Method Investments				$ 11,908
Stock Issued During Period, Value, Stock Options Exercised					$ 1,077,003
Maximum [Member] | Sapiens [Member]
Equity Method Investment, Ownership Percentage		50.20%		50.20%				50.20%